Other Comprehensive Income - Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pre Tax Amount
Total other comprehensive loss	$ (1,119,774)	$ (143,913)	$ 133,862
Tax Benefit (Expense)
Total other comprehensive loss	253,278	32,983	(35,781)
After Tax Amount
Before reclassifications	(869,941)	(88,720)	111,444
Less: reclassification adjustments	(3,445)	22,210	13,363
Total other comprehensive (loss) income	(866,496)	(110,930)	98,081
Amortization of gains from terminated interest rate swaps	(10,193)	(31,234)	(15,889)
Total realized gain, net of tax	41,200
Balance of gain after amortization, net of tax	100	7,400	29,800
Change in fair value of securities available for sale
Pre Tax Amount
Before reclassifications	(1,061,859)	(133,466)	30,926
Less: reclassification adjustments	(3,157)	1,166	288
Total other comprehensive loss	(1,058,702)	(134,632)	30,638
Tax Benefit (Expense)
Before reclassifications	238,005	30,117	(6,828)
Less: reclassification adjustments	873	(257)	(64)
Total other comprehensive loss	237,132	30,374	(6,764)
After Tax Amount
Before reclassifications	(823,854)	(103,349)	24,098
Less: reclassification adjustments	(2,284)	909	224
Total other comprehensive (loss) income	(821,570)	(104,258)	23,874
Unrealized losses on cash flow hedges:
Pre Tax Amount
Before reclassifications	(69,010)	0	46,871
Less: reclassification adjustments	9,580	31,234	27,131
Total other comprehensive loss	(78,590)	(31,234)	19,740
Tax Benefit (Expense)
Before reclassifications	18,377	0	(13,175)
Less: reclassification adjustments	(2,693)	(8,780)	(7,626)
Total other comprehensive loss	21,070	8,780	(5,549)
After Tax Amount
Before reclassifications	(50,633)	0	33,696
Less: reclassification adjustments	6,887	22,454	19,505
Total other comprehensive (loss) income	(57,520)	(22,454)	14,191
Defined benefit pension plans:
Pre Tax Amount
Total other comprehensive loss	17,518	21,953	83,484
Tax Benefit (Expense)
Total other comprehensive loss	(4,924)	(6,171)	(23,468)
After Tax Amount
Before reclassifications	4,546	14,629	53,650
Less: reclassification adjustments	(8,048)	(1,153)	(6,366)
Total other comprehensive (loss) income	12,594	15,782	60,016
Change in actuarial net loss
Pre Tax Amount
Before reclassifications	6,323	19,243	(58,811)
Tax Benefit (Expense)
Before reclassifications	(1,777)	(5,409)	16,532
After Tax Amount
Before reclassifications	4,546	13,834	(42,279)
Less: amortization of actuarial net loss
Pre Tax Amount
Less: reclassification adjustments	(11,032)	(13,400)	(10,787)
Tax Benefit (Expense)
Less: reclassification adjustments	3,101	3,767	3,033
After Tax Amount
Less: reclassification adjustments	(7,931)	(9,633)	(7,754)
Less: Defined Benefit Plan settlement loss
Pre Tax Amount
Less: reclassification adjustments	(12,045)	1,106	133,439
Tax Benefit (Expense)
Less: reclassification adjustments	3,386	(311)	(37,510)
After Tax Amount
Less: reclassification adjustments	(8,659)	795	95,929
Less: net accretion of prior service credit
Pre Tax Amount
Less: reclassification adjustments	11,882	11,796	1,931
Tax Benefit (Expense)
Less: reclassification adjustments	(3,340)	(3,316)	(543)
After Tax Amount
Less: reclassification adjustments	8,542	8,480	1,388
Interest rate swaps
After Tax Amount
Amortization of gains from terminated interest rate swaps	$ 7,300	$ 22,500	$ 11,400